Financial Instruments - Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of liquidity risk [line items]
Loans and financing	$ 91.0		$ 3,647.6	$ 4,198.3	$ 3,759.9
Capital Lease	38.6	$ 57.6	57.6
Liquidity risk [member] | Less than one year [member]
Disclosure of liquidity risk [line items]
Loans and financing	45.8		321.0
Trade accounts payable	358.0		892.1
Recourse and non recourse debt	4.0		324.0
Financial guarantees			51.0
Other liabilities	3.2		5.4
Capital Lease	7.4
Total	418.4		1,593.5
Liquidity risk [member] | One to three years [member]
Disclosure of liquidity risk [line items]
Loans and financing	58.5		867.3
Recourse and non recourse debt	7.9		7.6
Financial guarantees			39.9
Other liabilities	52.8		92.2
Capital Lease	12.1
Total	131.3		1,007.0
Liquidity risk [member] | Three to five years [member]
Disclosure of liquidity risk [line items]
Loans and financing	10.5		1,345.7
Recourse and non recourse debt	4.4		6.6
Financial guarantees			31.3
Other liabilities	70.4		95.3
Capital Lease	5.0
Total	90.3		1,478.9
Liquidity risk [member] | More than five years [member]
Disclosure of liquidity risk [line items]
Loans and financing	33.7		2,167.3
Recourse and non recourse debt	1.3		3.2
Financial guarantees			29.9
Other liabilities	1.7		34.4
Capital Lease	14.0
Total	50.7		2,234.8
Liquidity risk [member] | Cash flow [member]
Disclosure of liquidity risk [line items]
Loans and financing	148.5		4,701.3
Trade accounts payable	358.0		892.1
Recourse and non recourse debt	17.6		341.4
Financial guarantees			152.1
Other liabilities	128.1		227.3
Capital Lease	38.5
Total	$ 690.7		$ 6,314.2